UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

AMENDMENT NO. 1 TO

FORM FOR SUBMISSION OF ELECTRONIC EXHIBITS FOR

ASSET-BACKED SECURITIES

Commission File Number of the issuing entity:	333-206677-12

Central Index Key Number of the issuing entity:	0001688957

Wells Fargo Commercial Mortgage Trust 2016-C37

(Exact name of issuing entity as specified in its charter)

Commission File Number of the depositor:	333-206677

Central Index Key Number of the depositor:	0000850779

Wells Fargo Commercial Mortgage Securities Inc.

(Exact name of depositor as specified in its charter)

Barclays Bank PLC
(Central Index Key Number 0000312070)

Ladder Capital Finance LLC
(Central Index Key Number 0001541468)

Wells Fargo Bank, National Association
(Central Index Key Number 0000740906)

Silverpeak Real Estate Finance LLC
(Central Index Key Number 0001624053)

Rialto Mortgage Finance, LLC
(Central Index Key Number 0001592182)

C-III Commercial Mortgage LLC
(Central Index Key Number 0001541214)
(Exact name of sponsor as specified in its charter)

A.J. Sfarra, (212) 214-5613

(Name and telephone number, including area code, of the person to contact in connection with this filing)

INFORMATION TO BE INCLUDED WITH THIS FORM

Item 1. File an Asset Data File in accordance with Exhibit 601(b)(102) (17 CFR 229.601(b)(102)).

Item 2. File an Asset Related Document in accordance with Exhibit 601(b)(103) (17 CFR 229.601(b)(103)).

SIGNATURES

The depositor has duly caused this Form to be signed on its behalf by the undersigned hereunto duly authorized.

Wells Fargo Commercial Mortgage Securities, Inc. (Depositor)

Date: December 22, 2016	/s/ Matthew Orrino
By: Matthew Orrino, Director

WFCM 2016-C37 – ABS-EE

EXHIBIT INDEX

Exhibit Number	Description

Exhibit 102	Asset Data File
Exhibit 103	Asset Related Document